CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 84,693,825	$ 71,414,598	$ 39,361,409
Loans, net	372,568,962	394,868,626
Other assets	4,276,015	2,507,471
Total assets	622,044,442	600,769,032
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	199,764	284,270
Other liabilities	1,463,182	1,392,984
Total liabilities	548,948,812	522,512,629
Stockholders' Equity
Common stock	700,728	748,132
Additional paid-in-capital	55,818,936	59,660,244
Retained earnings	18,268,454	16,651,916
Accumulated other comprehensive income	(1,692,488)	1,196,111	1,292,181
Total stockholders' equity	73,095,630	78,256,403	77,714,125
Total liabilities and stockholders' equity	622,044,442	600,769,032
First Clover Leaf Financial Corp.
Assets
Cash and cash equivalents	691,126	823,324	4,497,942
Loans, net		247,971
Investment in common stock of subsidiary	75,817,958	80,450,227
Other assets	680,685	832,501
Total assets	77,189,769	82,354,023
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	7,473	7,950
Other liabilities	86,666	89,670
Total liabilities	4,094,139	4,097,620
Stockholders' Equity
Common stock	700,728	748,132
Additional paid-in-capital	55,818,936	59,660,244
Retained earnings	18,268,454	16,651,916
Accumulated other comprehensive income	(1,692,488)	1,196,111
Total stockholders' equity	73,095,630	78,256,403
Total liabilities and stockholders' equity	$ 77,189,769	$ 82,354,023